2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stock Options
Anti-dilutive shares excluded from the computation of earnings per share	61,125	81,500	101,000
Unvested Restricted Shares
Anti-dilutive shares excluded from the computation of earnings per share	60,324	40,936	48,958